Exhibit 99.1

			Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
Name of Issuing Entity	Check if Registered	Name of Originator	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(% of principal balance)

Commercial Mortgage Back Securities

Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C28 CIK#0001376448	X	Artesia Mortgage Capital Corporation	50	269,226,893	7.5%	1	$13,700,862.06	0.42%	0	$0	0.0%	0	$0	0.0%	1	$13,700,862.06	0.42%	0	$0	0.0%	0	$0.0	0.00%	(1)

Total			50	269,226,893	7.5%	1	$13,700,862.06	0.42%	0	$0	0.0%	0	$0	0.0%	1	$13,700,862.06	0.42%	0	$0	0.0%	0	$0.0	0.00%

Total			50	$269,226,893		1	$13,700,862.06		0	$0		0	$0		1	$13,700,862.06		0	$0		0	$0.0

(1)        On September 29, 2011, Dexia Real Estate Capital Markets (“Dexia”) received a letter from CW Capital Asset Management LLC as special servicer for the Trust demanding that Dexia cure alleged defects in the documentation of Loan #58 Marketplace Retail & Office Center.  By letter dated December 29, 2011, Dexia rejected the Trust’s demand.  As of June 30, 2012, Dexia has received no response from the Trust.